Decommissioning Liability (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Provisions for Changes in Decommissioning Liability [Roll Forward]
Decommissioning liability, beginning of year	$ 1,020.0
Decommissioning liability, end of year	918.8	$ 1,020.0
Expected to be incurred within one year	(34.2)	(57.4)
Decommissioning liability		965.3
Provision for decommissioning, restoration and rehabilitation costs	918.8	1,020.0
Decommissioning liability, undiscounted cash flows	$ 896.6	$ 976.5
Discount rate applied to cash flow projections	1.68%	1.21%
Inflation rate used to extrapolate cash flow projections	1.82%	1.49%
Decommissioning liability
Provisions for Changes in Decommissioning Liability [Roll Forward]
Decommissioning liability, beginning of year	$ 1,022.7	$ 1,144.0
Liabilities incurred	13.6	17.2
Liabilities acquired through capital acquisitions	30.0	0.1
Liabilities disposed through capital dispositions	(220.3)	(31.1)
Liabilities settled (1)	(48.9)	(19.8)
Revaluation of acquired decommissioning liabilities (2)	36.1	0.3
Change in estimated future costs	74.2	(105.8)
Change in discount and inflation rate estimates	(3.8)	4.6
Accretion	15.4	13.6
Foreign exchange	(0.2)	(0.4)
Decommissioning liability, end of year	918.8	1,022.7
Expected to be incurred within one year	(34.2)	(57.4)
Decommissioning liability	884.6	965.3
Proceeds from government subsidy programs	28.7	5.1
Provision for decommissioning, restoration and rehabilitation costs	$ 918.8	$ 1,022.7